Stockholders' Equity (Tables)	3 Months Ended
Aug. 31, 2016
Equity [Abstract]
Schedule of Warrants Outstanding

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at August 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$1.20	253,131	August 2021

Schedule of Warrant Activity

A summary of the warrant activity from May 20, 2016 (date of inception through August 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at May 20, 2016 (date of inception)	-
Grants	253,131	1.20	5.0	-
Exercised	-
Canceled	-
Outstanding at August 31, 2016	253,131	$1.20	5.0	$-

Vested and expected to vest at August 31, 2016	253,131	$1.20	5.0	$-
Exercisable at August 31, 2016	253,131	$1.20	5.0	$-